Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Decommissioning Obligations
Schedule of decommissioning obligations

	2020	2019
Decommissioning obligations, beginning of year	$15,018	$13,641
Changes in estimates	(946)	1,167
Accretion	—	210
Decommissioning obligations, end of year	$14,072	$15,018